Cover	Jan. 18, 2022
Entity Addresses [Line Items]
Document Type	8-K
Amendment Flag	false
Document Period End Date	Jan. 20, 2022
Entity File Number	001-40729
Entity Registrant Name	Datchat, Inc.
Entity Central Index Key	0001648960
Entity Tax Identification Number	47-2502264
Entity Incorporation, State or Country Code	NV
Entity Address, Address Line One	204 Neilson Street
Entity Address, City or Town	New Brunswick
Entity Address, State or Province	NJ
Entity Address, Postal Zip Code	08901
City Area Code	(732)
Local Phone Number	354-4766
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Title of 12(b) Security	Common Stock. $0.0001 par value
Trading Symbol	DATS
Security Exchange Name	NASDAQ
Entity Emerging Growth Company	true
Elected Not To Use the Extended Transition Period	false
Former Address [Member]
Entity Addresses [Line Items]
Entity Address, Address Line One	65 Church Street
Entity Address, Address Line Two	2nd Floor
Entity Address, City or Town	New Brunswick
Entity Address, State or Province	NJ
Entity Address, Postal Zip Code	08901